PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 2.6%
Airbus SE (France), ADR*	911,797	$31,110,514
Automobiles 5.2%
General Motors Co.*	506,009	24,799,501
Tesla, Inc.*	50,817	37,387,083
		62,186,584
Banks 5.0%
JPMorgan Chase & Co.	184,171	29,458,151
PNC Financial Services Group, Inc. (The)	153,847	29,400,162
		58,858,313
Building Products 2.3%
Johnson Controls International PLC	364,552	27,268,490
Capital Markets 2.8%
Goldman Sachs Group, Inc. (The)	79,552	32,895,548
Chemicals 2.5%
Linde PLC (United Kingdom)	94,900	29,854,591
Entertainment 1.3%
Netflix, Inc.*	27,087	15,417,650
Food & Staples Retailing 2.2%
Walmart, Inc.	173,427	25,684,539
Health Care Equipment & Supplies 2.6%
Align Technology, Inc.*	19,580	13,882,220
Zimmer Biomet Holdings, Inc.	114,272	17,192,222
		31,074,442
Hotels, Restaurants & Leisure 2.9%
Airbnb, Inc. (Class A Stock)*	116,742	18,093,843
Royal Caribbean Cruises Ltd.*(a)	190,870	15,790,675
		33,884,518

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 4.3%
Chubb Ltd.	131,125	$24,116,510
MetLife, Inc.	429,694	26,641,028
		50,757,538
Interactive Media & Services 13.2%
Alphabet, Inc. (Class A Stock)*	28,197	81,600,708
Facebook, Inc. (Class A Stock)*	75,703	28,720,204
Match Group, Inc.*	125,817	17,292,289
Snap, Inc. (Class A Stock)*(a)	248,448	18,909,377
ZoomInfo Technologies, Inc. (Class A Stock)*	148,975	9,711,680
		156,234,258
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.*	14,307	49,656,592
MercadoLibre, Inc. (Argentina)*	11,193	20,902,368
		70,558,960
IT Services 11.9%
Adyen NV (Netherlands), 144A*	6,673	21,532,357
Mastercard, Inc. (Class A Stock)	50,517	17,490,501
Okta, Inc.*	49,638	13,084,577
PayPal Holdings, Inc.*	44,027	12,708,834
Shopify, Inc. (Canada) (Class A Stock)*	23,099	35,220,893
Snowflake, Inc. (Class A Stock)*	22,575	6,870,701
Square, Inc. (Class A Stock)*	80,648	21,619,309
Twilio, Inc. (Class A Stock)*	34,907	12,460,403
		140,987,575
Multi-Utilities 1.8%
Dominion Energy, Inc.	280,452	21,830,384
Oil, Gas & Consumable Fuels 2.4%
ConocoPhillips	504,297	28,003,612
Personal Products 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	45,718	15,566,522

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 6.3%
AstraZeneca PLC (United Kingdom), ADR	376,521	$21,943,644
Eli Lilly & Co.	206,445	53,322,679
		75,266,323
Road & Rail 2.9%
Uber Technologies, Inc.*	253,747	9,931,657
Union Pacific Corp.	112,271	24,344,844
		34,276,501
Semiconductors & Semiconductor Equipment 5.3%
NVIDIA Corp.	141,046	31,573,147
Texas Instruments, Inc.	166,735	31,831,379
		63,404,526
Software 10.4%
Adobe, Inc.*	37,078	24,608,669
DocuSign, Inc.*	44,287	13,119,581
HubSpot, Inc.*	18,605	12,734,564
Microsoft Corp.	240,458	72,589,461
		123,052,275
Textiles, Apparel & Luxury Goods 4.1%
Lululemon Athletica, Inc.*	36,921	14,774,677
LVMH Moet Hennessy Louis Vuitton SE (France)	30,546	22,642,704
NIKE, Inc. (Class B Stock)	69,252	11,408,574
		48,825,955

Total Long-Term Investments (cost $696,540,674)		1,176,999,618

Short-Term Investments 2.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	8,326,186	8,326,186

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $19,569,591; includes $19,568,380 of cash collateral for securities on loan)(b)(wa)	19,581,340	$19,569,591

Total Short-Term Investments (cost $27,895,777)		27,895,777

TOTAL INVESTMENTS 101.7% (cost $724,436,451)		1,204,895,395
Liabilities in excess of other assets (1.7)%		(19,784,703)

Net Assets 100.0%		$1,185,110,692

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,415,331; cash collateral of $19,568,380 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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